American Century Investments®
Quarterly Portfolio Holdings
High Income Fund
June 30, 2020

High Income - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 91.3%
Aerospace and Defense — 2.9%
Bombardier, Inc., 8.75%, 12/1/21(1)	175,000	143,024
Bombardier, Inc., 6.00%, 10/15/22(1)	1,650,000	1,159,043
Bombardier, Inc., 6.125%, 1/15/23(1)	799,000	550,351
Bombardier, Inc., 7.50%, 12/1/24(1)	575,000	375,248
Bombardier, Inc., 7.50%, 3/15/25(1)	427,000	279,995
Bombardier, Inc., 7.875%, 4/15/27(1)	1,025,000	673,102
F-Brasile SpA / F-Brasile US LLC, 7.375%, 8/15/26(1)	400,000	308,880
Howmet Aerospace, Inc., 5.125%, 10/1/24	650,000	672,387
Howmet Aerospace, Inc., 6.875%, 5/1/25	250,000	271,806
Howmet Aerospace, Inc., 5.90%, 2/1/27	695,000	737,879
Howmet Aerospace, Inc., 5.95%, 2/1/37	1,000,000	1,038,700
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	1,125,000	1,114,453
TransDigm UK Holdings plc, 6.875%, 5/15/26	400,000	373,424
TransDigm, Inc., 6.50%, 7/15/24	800,000	771,916
TransDigm, Inc., 6.50%, 5/15/25	1,350,000	1,265,888
TransDigm, Inc., 8.00%, 12/15/25(1)	275,000	290,225
TransDigm, Inc., 6.25%, 3/15/26(1)	1,625,000	1,626,788
TransDigm, Inc., 6.375%, 6/15/26	800,000	732,608
TransDigm, Inc., 7.50%, 3/15/27	1,325,000	1,275,670
TransDigm, Inc., 5.50%, 11/15/27	4,850,000	4,247,218
Triumph Group, Inc., 5.25%, 6/1/22	125,000	107,314
Triumph Group, Inc., 6.25%, 9/15/24(1)	125,000	106,498
Triumph Group, Inc., 7.75%, 8/15/25	425,000	321,406
		18,443,823
Air Freight and Logistics — 0.7%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	325,000	322,969
XPO Logistics, Inc., 6.50%, 6/15/22(1)	763,000	765,651
XPO Logistics, Inc., 6.125%, 9/1/23(1)	625,000	634,441
XPO Logistics, Inc., 6.75%, 8/15/24(1)	775,000	813,909
XPO Logistics, Inc., 6.25%, 5/1/25(1)	1,475,000	1,547,828
		4,084,798
Airlines — 0.9%
Air Canada, 7.75%, 4/15/21(1)	725,000	727,628
American Airlines Group, Inc., 5.00%, 6/1/22(1)	950,000	553,888
American Airlines, Inc., 11.75%, 7/15/25(1)	1,175,000	1,107,191
Delta Air Lines, Inc., 3.40%, 4/19/21	300,000	291,803
Delta Air Lines, Inc., 3.625%, 3/15/22	525,000	497,480
Delta Air Lines, Inc., 3.80%, 4/19/23	400,000	356,279
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	825,000	852,488
Delta Air Lines, Inc., 7.375%, 1/15/26	275,000	266,331
Delta Air Lines, Inc., 3.75%, 10/28/29	150,000	120,225
United Airlines Holdings, Inc., 6.00%, 12/1/20	225,000	224,128
United Airlines Holdings, Inc., 4.25%, 10/1/22	725,000	617,385
United Airlines Holdings, Inc., 5.00%, 2/1/24	50,000	40,844
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(2)(3)	200,000	30,000
		5,685,670
Auto Components — 1.4%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	675,000	559,767

Adient US LLC, 9.00%, 4/15/25(1)	725,000	784,142
Clarios Global LP, 6.75%, 5/15/25(1)	1,620,000	1,689,863
Clarios Global LP / Clarios US Finance Co., 8.50%, 5/15/27(1)	1,775,000	1,788,268
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)	100,000	64,356
Dana, Inc., 5.625%, 6/15/28	200,000	199,038
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(1)	300,000	278,625
Goodyear Tire & Rubber Co. (The), 9.50%, 5/31/25	2,800,000	3,004,750
Tenneco, Inc., 5.375%, 12/15/24	250,000	170,599
Tenneco, Inc., 5.00%, 7/15/26	525,000	342,581
		8,881,989
Automobiles — 2.0%
Ford Motor Co., 8.50%, 4/21/23	1,150,000	1,218,281
Ford Motor Co., 9.00%, 4/22/25	2,300,000	2,491,188
Ford Motor Credit Co. LLC, 3.16%, 8/4/20	200,000	199,415
Ford Motor Credit Co. LLC, 5.75%, 2/1/21	525,000	529,426
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	1,000,000	1,011,720
Ford Motor Credit Co. LLC, 4.14%, 2/15/23	200,000	196,690
Ford Motor Credit Co. LLC, 4.06%, 11/1/24	200,000	191,105
Ford Motor Credit Co. LLC, 4.69%, 6/9/25	400,000	392,120
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	725,000	728,466
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	400,000	380,630
Ford Motor Credit Co. LLC, 4.54%, 8/1/26	600,000	575,250
Ford Motor Credit Co. LLC, 4.27%, 1/9/27	200,000	187,691
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	182,625
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	2,250,000	2,203,796
Tesla, Inc., 5.30%, 8/15/25(1)	1,575,000	1,575,165
Winnebago Industries, Inc., 6.25%, 7/15/28(1)(4)	775,000	790,500
		12,854,068
Banks — 0.3%
CIT Group, Inc., 4.125%, 3/9/21	150,000	150,599
CIT Group, Inc., 5.00%, 8/15/22	200,000	204,873
CIT Group, Inc., 5.00%, 8/1/23	1,175,000	1,201,443
UniCredit SpA, VRN, 5.46%, 6/30/35(1)	400,000	403,931
		1,960,846
Building Products — 1.0%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(1)	175,000	176,936
BMC East LLC, 5.50%, 10/1/24(1)	850,000	859,473
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	472,000	484,595
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	650,000	612,524
Griffon Corp., 5.75%, 3/1/28	675,000	668,250
Griffon Corp., 5.75%, 3/1/28(1)	125,000	123,750
Jeld-Wen, Inc., 6.25%, 5/15/25(1)	425,000	443,063
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	50,000	48,182
Masonite International Corp., 5.75%, 9/15/26(1)	75,000	77,517
Masonite International Corp., 5.375%, 2/1/28(1)	125,000	128,024
Northwest Hardwoods, Inc., 7.50%, 8/1/21(1)	50,000	18,250
NWH Escrow Corp., 7.50%, 8/1/21(1)	50,000	18,250
Patrick Industries, Inc., 7.50%, 10/15/27(1)	993,000	1,025,705
PGT Innovations, Inc., 6.75%, 8/1/26(1)	325,000	329,407
Standard Industries, Inc., 5.375%, 11/15/24(1)	750,000	772,961
Standard Industries, Inc., 5.00%, 2/15/27(1)	200,000	203,081
Standard Industries, Inc., 4.375%, 7/15/30(1)	375,000	372,071
		6,362,039

Capital Markets — 1.4%
AG Issuer LLC, 6.25%, 3/1/28(1)	500,000	466,250
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	175,000	173,029
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	755,000	758,567
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.75%, 2/1/24	175,000	176,950
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,100,000	1,987,786
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.375%, 12/15/25	150,000	148,891
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,725,000	1,731,417
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,500,000	1,452,188
LPL Holdings, Inc., 4.625%, 11/15/27(1)	200,000	198,125
NFP Corp., 7.00%, 5/15/25(1)	175,000	184,516
NFP Corp., 6.875%, 7/15/25(1)	625,000	601,703
NFP Corp., 8.00%, 7/15/25(1)	835,000	818,734
		8,698,156
Chemicals — 2.0%
Atotech Alpha 2 BV, 8.75% Cash or 9.50% PIK, 6/1/23(1)(5)	400,000	400,458
Atotech Alpha 3 BV / Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	200,000	198,000
Blue Cube Spinco LLC, 10.00%, 10/15/25	338,000	352,330
Chemours Co. (The), 7.00%, 5/15/25	350,000	335,237
Chemours Co. (The), 5.375%, 5/15/27	75,000	68,013
Consolidated Energy Finance SA, 6.50%, 5/15/26(1)	250,000	213,390
Cornerstone Chemical Co., 6.75%, 8/15/24(1)	175,000	158,138
Element Solutions, Inc., 5.875%, 12/1/25(1)	175,000	177,240
FXI Holdings, Inc., 12.25%, 11/15/26(1)	1,405,000	1,367,016
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 7/1/28(1)	225,000	235,125
Innophos Holdings, Inc., 9.375%, 2/15/28(1)	575,000	565,297
Kraton Polymers LLC / Kraton Polymers Capital Corp., 7.00%, 4/15/25(1)	300,000	302,553
Minerals Technologies, Inc., 5.00%, 7/1/28(1)	400,000	407,000
NOVA Chemicals Corp., 5.00%, 5/1/25(1)	100,000	91,761
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	525,000	462,097
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)	125,000	121,070
OCI NV, 6.625%, 4/15/23(1)	400,000	404,000
OCI NV, 5.25%, 11/1/24(1)	400,000	385,500
Olin Corp., 9.50%, 6/1/25(1)	800,000	893,500
Olin Corp., 5.625%, 8/1/29	250,000	230,319
Olin Corp., 5.00%, 2/1/30	700,000	621,120
PolyOne Corp., 5.75%, 5/15/25(1)	475,000	489,547
SPCM SA, 4.875%, 9/15/25(1)	300,000	303,266
TPC Group, Inc., 10.50%, 8/1/24(1)	575,000	515,763
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	2,116,000	2,011,522
Tronox Finance plc, 5.75%, 10/1/25(1)	350,000	325,026
Tronox, Inc., 6.50%, 4/15/26(1)	725,000	679,615
WR Grace & Co-Conn, 4.875%, 6/15/27(1)	625,000	636,269
		12,950,172
Commercial Services and Supplies — 1.3%
ADT Security Corp. (The), 6.25%, 10/15/21	125,000	129,034
Algeco Global Finance 2 plc, 10.00%, 8/15/23(1)	300,000	256,500
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,050,000	2,159,152
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,325,000	1,398,524
Brink's Co. (The), 5.50%, 7/15/25(1)	250,000	255,258
Cimpress plc, 7.00%, 6/15/26(1)	150,000	138,909
Clean Harbors, Inc., 4.875%, 7/15/27(1)	125,000	128,649
Clean Harbors, Inc., 5.125%, 7/15/29(1)	50,000	52,005
Garda World Security Corp., 4.625%, 2/15/27(1)	325,000	321,141

IAA, Inc., 5.50%, 6/15/27(1)	300,000	310,828
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	625,000	617,253
Matthews International Corp., 5.25%, 12/1/25(1)	150,000	135,547
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)	1,200,000	1,040,418
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/21(1)	374,000	375,315
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	625,000	623,875
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	75,000	76,883
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)	225,000	212,555
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	175,000	180,487
TMS International Holding Corp., 7.25%, 8/15/25(1)	75,000	61,500
		8,473,833
Communications Equipment — 0.6%
CommScope Technologies LLC, 6.00%, 6/15/25(1)	1,175,000	1,137,752
CommScope Technologies LLC, 5.00%, 3/15/27(1)	650,000	587,412
CommScope, Inc., 5.00%, 6/15/21(1)	10,000	10,000
CommScope, Inc., 5.50%, 3/1/24(1)	200,000	202,500
CommScope, Inc., 6.00%, 3/1/26(1)	650,000	667,959
CommScope, Inc., 8.25%, 3/1/27(1)	325,000	334,575
CommScope, Inc., 7.125%, 7/1/28(1)(4)	525,000	526,365
Nokia of America Corp., 6.45%, 3/15/29	150,000	154,500
ViaSat, Inc., 5.625%, 4/15/27(1)	150,000	153,910
		3,774,973
Construction and Engineering — 0.5%
Brand Industrial Services, Inc., 8.50%, 7/15/25(1)	875,000	790,225
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/1/22(1)	1,146,000	1,144,298
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(1)	325,000	327,782
Weekley Homes LLC / Weekley Finance Corp., 6.00%, 2/1/23	625,000	622,591
Weekley Homes LLC / Weekley Finance Corp., 6.625%, 8/15/25	525,000	532,164
		3,417,060
Construction Materials — 0.5%
Cemex SAB de CV, 7.75%, 4/16/26(1)	400,000	409,304
Cemex SAB de CV, 7.375%, 6/5/27(1)	200,000	203,700
Cemex SAB de CV, 5.45%, 11/19/29(1)	800,000	739,712
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23	125,000	124,639
Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 6/1/25(1)	225,000	223,008
Summit Materials LLC / Summit Materials Finance Corp., 6.50%, 3/15/27(1)	725,000	743,893
US Concrete, Inc., 6.375%, 6/1/24	875,000	870,717
		3,314,973
Consumer Finance — 2.9%
4finance SA, 10.75%, 5/1/22(1)	200,000	144,605
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	675,000	707,898
Ally Financial, Inc., 3.875%, 5/21/24	175,000	181,105
Ally Financial, Inc., 5.125%, 9/30/24	300,000	324,292
Ally Financial, Inc., 8.00%, 11/1/31	1,200,000	1,551,118
Avolon Holdings Funding Ltd., 3.625%, 5/1/22(1)	75,000	70,731
Avolon Holdings Funding Ltd., 3.95%, 7/1/24(1)	2,000,000	1,751,350
Credit Acceptance Corp., 5.125%, 12/31/24(1)	300,000	290,460
Credit Acceptance Corp., 6.625%, 3/15/26	150,000	151,264
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)(5)	1,975,000	1,328,187
Navient Corp., 5.00%, 10/26/20	25,000	24,933
Navient Corp., 5.875%, 3/25/21	625,000	615,822
Navient Corp., 6.625%, 7/26/21	275,000	270,273
Navient Corp., 6.50%, 6/15/22	350,000	344,969
Navient Corp., 5.50%, 1/25/23	400,000	384,750

Navient Corp., 7.25%, 9/25/23	275,000	269,639
Navient Corp., 5.875%, 10/25/24	950,000	895,370
Navient Corp., 6.75%, 6/25/25	1,925,000	1,846,797
Navient Corp., 6.75%, 6/15/26	675,000	629,313
Navient Corp., 5.00%, 3/15/27	100,000	84,219
Navient Corp., MTN, 6.125%, 3/25/24	625,000	595,697
Park Aerospace Holdings Ltd., 3.625%, 3/15/21(1)	100,000	98,714
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(1)	550,000	516,541
Springleaf Finance Corp., 8.25%, 12/15/20	25,000	25,841
Springleaf Finance Corp., 7.75%, 10/1/21	150,000	156,409
Springleaf Finance Corp., 6.125%, 5/15/22	225,000	229,839
Springleaf Finance Corp., 8.25%, 10/1/23	325,000	348,935
Springleaf Finance Corp., 6.875%, 3/15/25	1,373,000	1,411,791
Springleaf Finance Corp., 8.875%, 6/1/25	350,000	374,873
Springleaf Finance Corp., 7.125%, 3/15/26	1,300,000	1,347,118
Springleaf Finance Corp., 6.625%, 1/15/28	525,000	520,637
Springleaf Finance Corp., 5.375%, 11/15/29	800,000	756,960
		18,250,450
Containers and Packaging — 1.6%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)(5)	1,600,000	1,585,704
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(1)	1,025,000	1,007,892
Berry Global, Inc., 4.875%, 7/15/26(1)	400,000	406,418
Cascades, Inc. / Cascades USA, Inc., 5.125%, 1/15/26(1)	100,000	101,812
Cascades, Inc. / Cascades USA, Inc., 5.375%, 1/15/28(1)	450,000	458,156
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	650,000	629,275
Flex Acquisition Co., Inc., 7.875%, 7/15/26(1)	150,000	145,936
Greif, Inc., 6.50%, 3/1/27(1)	475,000	484,588
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(1)	75,000	73,827
Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25(1)	1,550,000	1,410,097
OI European Group BV, 4.00%, 3/15/23(1)	200,000	197,715
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	350,000	371,219
Owens-Brockway Glass Container, Inc., 6.625%, 5/13/27(1)	200,000	208,375
Plastipak Holdings, Inc., 6.25%, 10/15/25(1)	75,000	72,984
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)	450,000	455,938
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.00%, 7/15/24(1)	425,000	427,191
Sealed Air Corp., 4.00%, 12/1/27(1)	400,000	401,000
Silgan Holdings, Inc., 4.125%, 2/1/28(1)	225,000	223,594
Trident TPI Holdings, Inc., 9.25%, 8/1/24(1)	300,000	308,406
Trident TPI Holdings, Inc., 6.625%, 11/1/25(1)	350,000	333,776
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	400,000	405,500
Trivium Packaging Finance BV, 8.50%, 8/15/27(1)	200,000	214,213
		9,923,616
Distributors — 0.5%
Performance Food Group, Inc., 5.50%, 6/1/24(1)	2,000,000	1,987,290
Performance Food Group, Inc., 5.50%, 10/15/27(1)	225,000	217,537
Resideo Funding, Inc., 6.125%, 11/1/26(1)	100,000	98,065
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	700,000	709,317
		3,012,209
Diversified Consumer Services — 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	200,000	190,459
Graham Holdings Co., 5.75%, 6/1/26(1)	600,000	622,614
Sotheby's, 7.375%, 10/15/27(1)	400,000	378,676
		1,191,749

Diversified Financial Services — 0.6%
Cardtronics, Inc. / Cardtronics USA, Inc., 5.50%, 5/1/25(1)	125,000	121,706
Fairstone Financial, Inc., 7.875%, 7/15/24(1)	350,000	344,057
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.25%, 8/15/24(1)	200,000	176,729
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)	400,000	377,000
MPH Acquisition Holdings LLC, 7.125%, 6/1/24(1)	800,000	746,988
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22(1)	175,000	161,615
Refinitiv US Holdings, Inc., 6.25%, 5/15/26(1)	575,000	610,831
Refinitiv US Holdings, Inc., 8.25%, 11/15/26(1)	300,000	325,195
Verscend Escrow Corp., 9.75%, 8/15/26(1)	650,000	702,211
VistaJet Malta Finance plc / XO Management Holding, Inc., 10.50%, 6/1/24(1)	350,000	315,912
		3,882,244
Diversified Telecommunication Services — 5.0%
Altice France Holding SA, 10.50%, 5/15/27(1)	1,600,000	1,769,480
Altice France Holding SA, 6.00%, 2/15/28(1)	1,200,000	1,141,506
Altice France SA, 7.375%, 5/1/26(1)	1,000,000	1,044,990
Altice France SA, 8.125%, 2/1/27(1)	2,050,000	2,247,097
Altice France SA, 5.50%, 1/15/28(1)	1,175,000	1,188,736
CenturyLink, Inc., 6.45%, 6/15/21	300,000	307,748
CenturyLink, Inc., 5.80%, 3/15/22	325,000	334,661
CenturyLink, Inc., 6.75%, 12/1/23	1,225,000	1,319,809
CenturyLink, Inc., 7.50%, 4/1/24	175,000	192,616
CenturyLink, Inc., 5.125%, 12/15/26(1)	675,000	674,362
Cogent Communications Group, Inc., 5.375%, 3/1/22(1)	550,000	567,746
Connect Finco SARL / Connect US Finco LLC, 6.75%, 10/1/26(1)	1,400,000	1,325,660
Embarq Corp., 8.00%, 6/1/36	1,475,000	1,659,699
Frontier Communications Corp., 10.50%, 9/15/22(2)(3)	6,150,000	2,143,367
Frontier Communications Corp., 8.50%, 4/1/26(1)(2)	300,000	283,950
Frontier Communications Corp., 8.00%, 4/1/27(1)(2)	600,000	610,008
Hughes Satellite Systems Corp., 5.25%, 8/1/26	500,000	518,880
Hughes Satellite Systems Corp., 6.625%, 8/1/26	650,000	676,936
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)(2)	75,000	76,188
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(1)(2)(3)	1,575,000	952,001
Intelsat Jackson Holdings SA, 9.75%, 7/15/25(1)(2)	2,450,000	1,508,955
Intelsat Luxembourg SA, 7.75%, 6/1/21(2)(3)	75,000	5,438
Intelsat Luxembourg SA, 8.125%, 6/1/23(2)(3)	550,000	34,375
Level 3 Financing, Inc., 5.375%, 8/15/22	289,000	289,228
Level 3 Financing, Inc., 5.625%, 2/1/23	294,000	295,122
Level 3 Financing, Inc., 5.125%, 5/1/23	250,000	250,651
Level 3 Financing, Inc., 5.375%, 5/1/25	200,000	204,771
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	1,125,000	1,129,140
Sprint Capital Corp., 6.875%, 11/15/28	650,000	793,942
Sprint Capital Corp., 8.75%, 3/15/32	2,975,000	4,255,708
Telecom Italia Capital SA, 6.00%, 9/30/34	1,325,000	1,444,124
Telecom Italia Capital SA, 7.20%, 7/18/36	100,000	119,325
Telecom Italia SpA, 5.30%, 5/30/24(1)	200,000	208,877
Telesat Canada / Telesat LLC, 4.875%, 6/1/27(1)	500,000	491,562
Telesat Canada / Telesat LLC, 6.50%, 10/15/27(1)	450,000	444,010
Windstream Holding of the Midwest, Inc., 6.75%, 4/1/28(2)	50,000	43,451
Windstream Services LLC / Windstream Finance Corp., 10.50%, 6/30/24(1)(2)(3)	325,000	19,500
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	1,000,000	950,780
Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)	425,000	414,044
		31,938,443

Electric Utilities — 1.5%
DPL, Inc., 4.125%, 7/1/25(1)	100,000	100,278
Drax Finco plc, 6.625%, 11/1/25(1)	600,000	616,563
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	75,000	75,195
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	1,050,000	1,050,940
NRG Energy, Inc., 7.25%, 5/15/26	1,225,000	1,295,211
NRG Energy, Inc., 6.625%, 1/15/27	650,000	680,225
Pacific Gas & Electric Co., 6.05%, 3/1/34(2)(3)	375,000	447,741
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)(3)	300,000	358,725
Pacific Gas & Electric Co., 5.40%, 1/15/40(2)(3)	150,000	179,363
Pacific Gas & Electric Co., 5.125%, 11/15/43(2)(3)	700,000	827,256
Pacific Gas & Electric Co., 3.50%, 8/1/50	75,000	72,591
PG&E Corp., 5.00%, 7/1/28	725,000	724,094
PG&E Corp., 5.25%, 7/1/30	525,000	528,937
Talen Energy Supply LLC, 6.50%, 6/1/25	100,000	67,697
Talen Energy Supply LLC, 10.50%, 1/15/26(1)	675,000	535,211
Talen Energy Supply LLC, 7.25%, 5/15/27(1)	75,000	74,752
Talen Energy Supply LLC, 6.625%, 1/15/28(1)	175,000	171,795
Vistra Operations Co. LLC, 3.55%, 7/15/24(1)	225,000	232,364
Vistra Operations Co. LLC, 5.50%, 9/1/26(1)	1,025,000	1,051,696
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	650,000	661,537
		9,752,171
Electrical Equipment — 0.3%
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	1,125,000	1,189,350
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	800,000	845,656
		2,035,006
Electronic Equipment, Instruments and Components — 0.1%
MTS Systems Corp., 5.75%, 8/15/27(1)	250,000	230,265
TTM Technologies, Inc., 5.625%, 10/1/25(1)	75,000	74,664
		304,929
Energy Equipment and Services — 1.5%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	350,000	330,717
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	525,000	481,845
Basic Energy Services, Inc., 10.75%, 10/15/23(1)	75,000	11,250
ChampionX Corp., 6.375%, 5/1/26	550,000	513,056
Diamond Offshore Drilling, Inc., 3.45%, 11/1/23(2)(3)	175,000	19,503
Diamond Offshore Drilling, Inc., 7.875%, 8/15/25(2)	750,000	80,156
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39(2)(3)	200,000	21,141
Diamond Offshore Drilling, Inc., 4.875%, 11/1/43(2)(3)	125,000	14,776
Ensign Drilling, Inc., 9.25%, 4/15/24(1)	825,000	369,695
Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25	650,000	540,244
FTS International, Inc., 6.25%, 5/1/22	800,000	264,000
Global Marine, Inc., 7.00%, 6/1/28	25,000	11,578
Nabors Industries Ltd., 7.25%, 1/15/26(1)	650,000	401,375
Nabors Industries Ltd., 7.50%, 1/15/28(1)	750,000	463,594
Nabors Industries, Inc., 5.75%, 2/1/25	1,625,000	664,048
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	125,000	61,446
Noble Holding International Ltd., 7.75%, 1/15/24(2)	113,000	2,672
Noble Holding International Ltd., 7.875%, 2/1/26(1)(2)	800,000	210,848
Noble Holding International Ltd., 6.20%, 8/1/40(2)	25,000	465
Noble Holding International Ltd., 8.95%, 4/1/45(2)	100,000	2,929
Precision Drilling Corp., 5.25%, 11/15/24	25,000	16,791
Precision Drilling Corp., 7.125%, 1/15/26(1)	525,000	322,119
SESI LLC, 7.125%, 12/15/21(1)	400,000	177,000

SESI LLC, 7.75%, 9/15/24	150,000	55,297
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(1)	800,000	362,492
Transocean Guardian Ltd., 5.875%, 1/15/24(1)	709,750	627,944
Transocean Pontus Ltd., 6.125%, 8/1/25(1)	208,750	183,700
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	325,000	281,125
Transocean Sentry Ltd., 5.375%, 5/15/23(1)	275,000	236,500
Transocean, Inc., 5.80%, 10/15/22	225,000	122,625
Transocean, Inc., 7.25%, 11/1/25(1)	200,000	112,000
Transocean, Inc., 8.00%, 2/1/27(1)	1,175,000	665,344
Transocean, Inc., 7.50%, 4/15/31	2,300,000	678,500
Transocean, Inc., 6.80%, 3/15/38	375,000	113,415
Transocean, Inc., 9.35%, 12/15/41	150,000	45,753
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	700,000	678,013
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	275,000	261,660
		9,405,616
Entertainment — 1.0%
Allen Media LLC / Allen Media Co-Issuer, Inc., 10.50%, 2/15/28(1)	675,000	619,647
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	925,000	302,937
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	375,000	119,063
Cinemark USA, Inc., 5.125%, 12/15/22	375,000	332,256
Cinemark USA, Inc., 4.875%, 6/1/23	150,000	127,217
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24(1)	650,000	635,775
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24(1)	475,000	455,356
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	500,000	456,780
Netflix, Inc., 5.875%, 11/15/28	425,000	484,111
Netflix, Inc., 6.375%, 5/15/29	1,050,000	1,225,024
Netflix, Inc., 5.375%, 11/15/29(1)	100,000	109,972
WMG Acquisition Corp., 5.50%, 4/15/26(1)	300,000	311,478
WMG Acquisition Corp., 3.875%, 7/15/30(1)	800,000	810,040
		5,989,656
Equity Real Estate Investment Trusts (REITs) — 2.0%
Diversified Healthcare Trust, 9.75%, 6/15/25	1,250,000	1,344,531
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	350,000	339,141
ESH Hospitality, Inc., 4.625%, 10/1/27(1)	925,000	871,063
FelCor Lodging LP, 6.00%, 6/1/25	1,150,000	1,120,853
GEO Group, Inc. (The), 5.875%, 10/15/24	25,000	19,734
GEO Group, Inc. (The), 6.00%, 4/15/26	50,000	38,533
GLP Capital LP / GLP Financing II, Inc., 5.25%, 6/1/25	75,000	81,789
HAT Holdings I LLC / HAT Holdings II LLC, 5.25%, 7/15/24(1)	375,000	383,243
Iron Mountain, Inc., 5.00%, 7/15/28(1)	350,000	342,781
Iron Mountain, Inc., 4.875%, 9/15/29(1)	475,000	462,413
Iron Mountain, Inc., 5.25%, 7/15/30(1)	1,225,000	1,203,348
Iron Mountain, Inc., 5.625%, 7/15/32(1)	400,000	400,410
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.625%, 6/15/25(1)	675,000	664,085
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	25,000	25,664
MPT Operating Partnership LP / MPT Finance Corp., 5.50%, 5/1/24	150,000	152,485
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.50%, 6/1/25(1)	900,000	924,188
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	25,000	23,712
SBA Communications Corp., 4.00%, 10/1/22	100,000	101,352
Service Properties Trust, 4.35%, 10/1/24	1,125,000	1,014,540
Service Properties Trust, 7.50%, 9/15/25	600,000	630,468
Service Properties Trust, 5.25%, 2/15/26	125,000	113,167
Service Properties Trust, 4.95%, 2/15/27	225,000	197,594
Service Properties Trust, 4.375%, 2/15/30	50,000	40,215

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/24(1)	800,000	734,492
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.875%, 2/15/25(1)	950,000	965,803
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)	75,000	73,359
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/1/26(1)	175,000	168,204
VICI Properties LP / VICI Note Co., Inc., 3.75%, 2/15/27(1)	225,000	211,887
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	225,000	214,946
		12,864,000
Food and Staples Retailing — 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	425,000	430,737
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.625%, 6/15/24	1,550,000	1,590,300
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 3/15/25	425,000	435,848
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	650,000	650,686
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	125,000	129,183
Rite Aid Corp., 6.125%, 4/1/23(1)	734,000	715,008
Rite Aid Corp., 7.50%, 7/1/25(1)	491,000	492,227
		4,443,989
Food Products — 3.0%
Chobani LLC / Chobani Finance Corp., Inc., 7.50%, 4/15/25(1)	825,000	798,695
Clearwater Seafoods, Inc., 6.875%, 5/1/25(1)	75,000	74,523
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)	850,000	848,738
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	125,000	128,836
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	750,000	775,781
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(1)	150,000	150,985
JBS Investments II GmbH, 7.00%, 1/15/26(1)	200,000	210,355
JBS Investments II GmbH, 5.75%, 1/15/28(1)	200,000	198,050
JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 7/15/24(1)	75,000	76,149
JBS USA LUX SA / JBS USA Finance, Inc., 5.75%, 6/15/25(1)	400,000	406,000
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.50%, 4/15/29(1)	800,000	850,848
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	975,000	1,001,023
Kraft Heinz Foods Co., 5.00%, 7/15/35	800,000	880,887
Kraft Heinz Foods Co., 6.875%, 1/26/39	300,000	371,348
Kraft Heinz Foods Co., 6.50%, 2/9/40	925,000	1,115,822
Kraft Heinz Foods Co., 5.00%, 6/4/42	450,000	474,636
Kraft Heinz Foods Co., 5.20%, 7/15/45	1,025,000	1,112,787
Kraft Heinz Foods Co., 4.375%, 6/1/46	3,000,000	2,952,719
Kraft Heinz Foods Co., 4.875%, 10/1/49(1)	2,050,000	2,090,013
Kraft Heinz Foods Co., 5.50%, 6/1/50(1)	250,000	267,394
Pilgrim's Pride Corp., 5.75%, 3/15/25(1)	825,000	823,795
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	477,000	478,200
Post Holdings, Inc., 5.00%, 8/15/26(1)	141,000	141,800
Post Holdings, Inc., 5.75%, 3/1/27(1)	1,000,000	1,037,905
Post Holdings, Inc., 5.625%, 1/15/28(1)	650,000	674,255
Post Holdings, Inc., 4.625%, 4/15/30(1)	325,000	319,524
US Foods, Inc., 5.875%, 6/15/24(1)	625,000	595,378
US Foods, Inc., 6.25%, 4/15/25(1)	225,000	229,922
		19,086,368
Gas Utilities — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 5/20/25	625,000	645,697
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27	100,000	106,040
		751,737
Health Care Equipment and Supplies — 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.375%, 6/1/25(1)	450,000	458,156
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28(1)	275,000	280,220
		738,376

Health Care Providers and Services — 3.2%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	475,000	477,969
Air Methods Corp., 8.00%, 5/15/25(1)	725,000	513,768
Centene Corp., 4.75%, 1/15/25	625,000	640,600
Centene Corp., 5.375%, 6/1/26(1)	700,000	728,507
Centene Corp., 4.25%, 12/15/27	1,500,000	1,551,337
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	616,000	494,725
CHS / Community Health Systems, Inc., 8.625%, 1/15/24(1)	550,000	539,547
CHS / Community Health Systems, Inc., 8.125%, 6/30/24(1)	371,000	249,726
CHS / Community Health Systems, Inc., 6.625%, 2/15/25(1)	875,000	824,687
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	1,925,000	1,821,435
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)	125,000	119,792
CHS / Community Health Systems, Inc., 6.875%, 4/1/28(1)	479,000	179,326
CHS / Community Health Systems, Inc., VRN, 9.875%, 6/30/23(1)	125,000	97,699
DaVita, Inc., 4.625%, 6/1/30(1)	1,500,000	1,492,687
Encompass Health Corp., 4.75%, 2/1/30	665,000	636,199
Envision Healthcare Corp., 8.75%, 10/15/26(1)	1,025,000	490,524
HCA, Inc., 7.69%, 6/15/25	250,000	285,911
HCA, Inc., 5.875%, 2/15/26	375,000	412,112
HCA, Inc., 3.50%, 9/1/30	200,000	192,832
HCA, Inc., MTN, 7.58%, 9/15/25	1,250,000	1,443,750
IQVIA, Inc., 5.00%, 5/15/27(1)	475,000	486,980
LifePoint Health, Inc., 6.75%, 4/15/25(1)	325,000	336,375
LifePoint Health, Inc., 4.375%, 2/15/27(1)	200,000	189,500
Polaris Intermediate Corp., 8.50% Cash or 9.25% PIK, 12/1/22(1)(5)	925,000	816,881
Select Medical Corp., 6.25%, 8/15/26(1)	575,000	582,579
Tenet Healthcare Corp., 8.125%, 4/1/22	275,000	289,245
Tenet Healthcare Corp., 6.75%, 6/15/23	725,000	720,287
Tenet Healthcare Corp., 4.625%, 7/15/24	425,000	417,046
Tenet Healthcare Corp., 4.625%, 9/1/24(1)	400,000	391,376
Tenet Healthcare Corp., 7.50%, 4/1/25(1)	625,000	666,797
Tenet Healthcare Corp., 4.875%, 1/1/26(1)	750,000	735,735
Tenet Healthcare Corp., 6.25%, 2/1/27(1)	225,000	224,015
Tenet Healthcare Corp., 5.125%, 11/1/27(1)	225,000	222,660
Tenet Healthcare Corp., 4.625%, 6/15/28(1)	400,000	392,872
Tenet Healthcare Corp., 6.875%, 11/15/31	275,000	247,104
West Street Merger Sub, Inc., 6.375%, 9/1/25(1)	500,000	485,308
		20,397,893
Hotels, Restaurants and Leisure — 8.4%
1011778 BC ULC / New Red Finance, Inc., 4.25%, 5/15/24(1)	125,000	125,346
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(1)	2,850,000	2,840,581
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	300,000	294,564
Aramark Services, Inc., 5.00%, 4/1/25(1)	100,000	98,812
Aramark Services, Inc., 6.375%, 5/1/25(1)	650,000	672,428
Arrow Bidco LLC, 9.50%, 3/15/24(1)	75,000	58,773
Boyd Gaming Corp., 8.625%, 6/1/25(1)	525,000	549,609
Boyd Gaming Corp., 6.375%, 4/1/26	2,225,000	2,117,955
Boyd Gaming Corp., 6.00%, 8/15/26	1,750,000	1,633,730
Boyne USA, Inc., 7.25%, 5/1/25(1)	575,000	604,408
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(1)	1,435,000	1,250,617
Carlson Travel, Inc., 9.50%, 12/15/24(1)	502,000	222,710
Carnival Corp., 3.95%, 10/15/20	175,000	173,007
Carnival Corp., 11.50%, 4/1/23(1)	625,000	676,524
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	400,000	380,210

Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(1)	350,000	353,281
Churchill Downs, Inc., 5.50%, 4/1/27(1)	500,000	487,458
Churchill Downs, Inc., 4.75%, 1/15/28(1)	100,000	96,732
Colt Merger Sub, Inc., 5.75%, 7/1/25(1)(4)	200,000	201,500
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)(4)	925,000	920,097
Colt Merger Sub, Inc., 8.125%, 7/1/27(1)(4)	1,525,000	1,486,875
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)	550,000	466,755
Eldorado Resorts, Inc., 7.00%, 8/1/23	1,325,000	1,366,545
Eldorado Resorts, Inc., 6.00%, 4/1/25	1,150,000	1,200,192
Enterprise Development Authority (The), 12.00%, 7/15/24(1)	1,275,000	1,286,022
Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24(1)	830,000	683,625
Golden Entertainment, Inc., 7.625%, 4/15/26(1)	700,000	646,076
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,400,000	1,728,000
Golden Nugget, Inc., 8.75%, 10/1/25(1)	2,900,000	1,647,533
Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)	350,000	350,219
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/26	1,125,000	1,124,089
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	550,000	557,906
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.625%, 4/1/25	200,000	196,271
Inn of the Mountain Gods Resort & Casino, 9.25% Cash or 9.25% PIK, 11/30/20(5)	147,722	124,825
International Game Technology plc, 5.25%, 1/15/29(1)	200,000	195,500
IRB Holding Corp., 7.00%, 6/15/25(1)	425,000	438,016
IRB Holding Corp., 6.75%, 2/15/26(1)	275,000	263,604
Jacobs Entertainment, Inc., 7.875%, 2/1/24(1)	780,000	690,023
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 5.25%, 6/1/26(1)	105,000	107,956
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 4.75%, 6/1/27(1)	650,000	668,138
LTF Merger Sub, Inc., 8.50%, 6/15/23(1)	4,411,000	3,666,181
Marriott Ownership Resorts, Inc., 6.125%, 9/15/25(1)	225,000	231,047
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28(1)	125,000	113,930
Marriott Ownership Resorts, Inc. / ILG LLC, 6.50%, 9/15/26	475,000	479,380
Melco Resorts Finance Ltd., 5.25%, 4/26/26(1)	1,525,000	1,539,964
Melco Resorts Finance Ltd., 5.625%, 7/17/27(1)	200,000	202,579
Melco Resorts Finance Ltd., 5.375%, 12/4/29(1)	400,000	400,856
Merlin Entertainments Ltd., 5.75%, 6/15/26(1)	800,000	773,392
MGM China Holdings Ltd., 5.375%, 5/15/24(1)	600,000	610,563
MGM Resorts International, 7.75%, 3/15/22	750,000	764,569
MGM Resorts International, 6.00%, 3/15/23	1,800,000	1,822,689
MGM Resorts International, 6.75%, 5/1/25	400,000	397,782
MGM Resorts International, 5.50%, 4/15/27	1,131,000	1,095,062
Mohegan Gaming & Entertainment, 7.875%, 10/15/24(1)	1,850,000	1,542,243
Motion Bondco DAC, 6.625%, 11/15/27(1)	200,000	174,203
Nathan's Famous, Inc., 6.625%, 11/1/25(1)	200,000	202,500
NCL Corp. Ltd., 12.25%, 5/15/24(1)	225,000	236,323
NCL Corp. Ltd., 3.625%, 12/15/24(1)	75,000	46,125
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	625,000	486,407
Royal Caribbean Cruises Ltd., 9.125%, 6/15/23(1)	475,000	471,500
Royal Caribbean Cruises Ltd., 11.50%, 6/1/25(1)	750,000	782,426
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	75,000	47,252
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	700,000	740,687
Scientific Games International, Inc., 7.00%, 5/15/28(1)	750,000	601,268
Scientific Games International, Inc., 7.25%, 11/15/29(1)	350,000	280,592
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/1/27(1)	175,000	159,688
Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27(1)	100,000	95,356
Viking Cruises Ltd., 6.25%, 5/15/25(1)	325,000	186,435
Viking Cruises Ltd., 13.00%, 5/15/25(1)	750,000	794,531

Viking Cruises Ltd., 5.875%, 9/15/27(1)	1,200,000	717,222
Wyndham Destinations, Inc., 4.625%, 3/1/30(1)	225,000	208,512
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	725,000	665,691
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	1,200,000	1,039,956
Wynn Macau Ltd., 4.875%, 10/1/24(1)	200,000	195,521
Wynn Macau Ltd., 5.50%, 1/15/26(1)	800,000	794,232
Wynn Macau Ltd., 5.50%, 10/1/27(1)	425,000	421,985
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	775,000	783,971
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	125,000	111,934
Yum! Brands, Inc., 3.875%, 11/1/23	525,000	542,007
		53,413,073
Household Durables — 2.3%
Adams Homes, Inc., 7.50%, 2/15/25(1)	450,000	443,531
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.75%, 8/1/25(1)	325,000	320,497
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 1/15/28(1)	500,000	492,500
Beazer Homes USA, Inc., 6.75%, 3/15/25	477,000	470,093
Beazer Homes USA, Inc., 7.25%, 10/15/29	350,000	339,729
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.375%, 5/15/25(1)	100,000	99,365
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.875%, 2/15/30(1)	450,000	376,443
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)(4)	175,000	182,420
Century Communities, Inc., 5.875%, 7/15/25	500,000	499,322
Century Communities, Inc., 6.75%, 6/1/27	750,000	755,929
Installed Building Products, Inc., 5.75%, 2/1/28(1)	300,000	301,068
K Hovnanian Enterprises, Inc., 13.50%, 2/1/26(1)	26,000	11,960
K Hovnanian Enterprises, Inc., 5.00%, 2/1/40(1)	26,000	3,250
KB Home, 7.00%, 12/15/21	125,000	131,147
KB Home, 7.625%, 5/15/23	50,000	54,646
KB Home, 6.875%, 6/15/27	650,000	710,814
Lennar Corp., 4.75%, 4/1/21	525,000	532,536
Mattamy Group Corp., 4.625%, 3/1/30(1)	525,000	504,903
Meritage Homes Corp., 7.00%, 4/1/22	275,000	290,404
Meritage Homes Corp., 6.00%, 6/1/25	925,000	987,535
Newell Brands, Inc., 4.875%, 6/1/25	50,000	52,458
Newell Brands, Inc., 4.70%, 4/1/26	1,400,000	1,470,504
Newell Brands, Inc., 5.875%, 4/1/36	1,100,000	1,178,375
Newell Brands, Inc., 6.00%, 4/1/46	225,000	239,130
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)	400,000	408,500
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 2/15/28(1)	325,000	309,512
Taylor Morrison Communities, Inc., 6.00%, 9/1/23(1)	150,000	154,079
Taylor Morrison Communities, Inc., 5.875%, 1/31/25(1)	925,000	943,213
Taylor Morrison Communities, Inc., 6.625%, 7/15/27(1)	150,000	155,204
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	225,000	232,551
TopBuild Corp., 5.625%, 5/1/26(1)	350,000	354,746
TRI Pointe Group, Inc., 5.25%, 6/1/27	175,000	174,748
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	390,000	403,890
Williams Scotsman International, Inc., 7.875%, 12/15/22(1)	158,000	164,222
Williams Scotsman International, Inc., 6.875%, 8/15/23(1)	1,000,000	1,030,105
		14,779,329
Household Products — 0.4%
Central Garden & Pet Co., 6.125%, 11/15/23	75,000	76,773
Energizer Holdings, Inc., 6.375%, 7/15/26(1)	625,000	647,794
Energizer Holdings, Inc., 4.75%, 6/15/28(1)(4)	300,000	295,041
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)	350,000	336,401
Prestige Brands, Inc., 6.375%, 3/1/24(1)	100,000	103,260

Prestige Brands, Inc., 5.125%, 1/15/28(1)	275,000	271,562
Spectrum Brands, Inc., 6.125%, 12/15/24	225,000	232,008
Spectrum Brands, Inc., 5.75%, 7/15/25	275,000	283,081
Spectrum Brands, Inc., 5.50%, 7/15/30(1)	200,000	200,750
		2,446,670
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.50%, 2/1/24	575,000	576,791
Calpine Corp., 5.75%, 1/15/25	475,000	481,135
Calpine Corp., 5.25%, 6/1/26(1)	150,000	151,892
Calpine Corp., 4.50%, 2/15/28(1)	625,000	613,550
Calpine Corp., 5.125%, 3/15/28(1)	1,600,000	1,567,400
Clearway Energy Operating LLC, 5.75%, 10/15/25	350,000	364,352
Clearway Energy Operating LLC, 5.00%, 9/15/26	1,350,000	1,371,681
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	750,000	765,660
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	100,000	100,865
TerraForm Power Operating LLC, 4.25%, 1/31/23(1)	350,000	352,840
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	175,000	183,280
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	650,000	661,251
		7,190,697
Industrial Conglomerates — 0.2%
Amsted Industries, Inc., 5.625%, 7/1/27(1)	746,000	771,968
Stena International SA, 6.125%, 2/1/25(1)	200,000	191,625
		963,593
Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc., 8.125%, 2/15/24(1)	575,000	599,176
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	1,050,000	1,007,333
Acrisure LLC / Acrisure Finance, Inc., 10.125%, 8/1/26(1)	175,000	188,534
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	200,000	209,000
Ardonagh Midco 3 plc, 8.625%, 7/15/23(1)	250,000	261,750
AssuredPartners, Inc., 7.00%, 8/15/25(1)	475,000	476,480
Genworth Holdings, Inc., 7.625%, 9/24/21	350,000	328,708
Genworth Holdings, Inc., 4.90%, 8/15/23	775,000	622,422
Genworth Holdings, Inc., 4.80%, 2/15/24	250,000	200,156
HUB International Ltd., 7.00%, 5/1/26(1)	1,225,000	1,226,231
MBIA Insurance Corp., VRN, 12.48%, (3-month LIBOR plus 11.26%), 1/15/33(1)(2)(3)	125,000	51,250
MBIA, Inc., 7.15%, 7/15/27	25,000	20,964
USI, Inc., 6.875%, 5/1/25(1)	225,000	227,670
		5,419,674
Interactive Media and Services†
Match Group, Inc., 5.00%, 12/15/27(1)	75,000	78,308
Internet and Direct Marketing Retail — 0.2%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.25%, 12/1/27(1)	625,000	637,384
QVC, Inc., 4.75%, 2/15/27	400,000	388,550
		1,025,934
IT Services — 0.9%
Banff Merger Sub, Inc., 9.75%, 9/1/26(1)	375,000	378,210
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	775,000	779,359
CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	275,000	283,623
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23(1)	1,000,000	247,500
Gartner, Inc., 4.50%, 7/1/28(1)	400,000	405,680
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	575,000	563,052
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	775,000	777,422
Science Applications International Corp., 4.875%, 4/1/28(1)	725,000	723,970
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 6/1/25(1)	725,000	736,321

Vericast Corp., 8.375%, 8/15/22(1)	1,025,000	862,522
		5,757,659
Leisure Products — 0.1%
Mattel, Inc., 6.75%, 12/31/25(1)	450,000	467,656
Mattel, Inc., 5.875%, 12/15/27(1)	250,000	260,150
Mattel, Inc., 5.45%, 11/1/41	75,000	62,548
		790,354
Life Sciences Tools and Services — 0.2%
Avantor, Inc., 6.00%, 10/1/24(1)	100,000	104,600
Avantor, Inc., 9.00%, 10/1/25(1)	1,000,000	1,078,750
Charles River Laboratories International, Inc., 5.50%, 4/1/26(1)	275,000	286,799
		1,470,149
Machinery — 1.1%
BCD Acquisition, Inc., 9.625%, 9/15/23(1)	50,000	47,906
Clark Equipment Co., 5.875%, 6/1/25(1)	200,000	205,375
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	50,000	42,557
Colfax Corp., 6.00%, 2/15/24(1)	375,000	387,696
Colfax Corp., 6.375%, 2/15/26(1)	75,000	78,492
EnPro Industries, Inc., 5.75%, 10/15/26	425,000	426,513
Granite US Holdings Corp., 11.00%, 10/1/27(1)	300,000	292,631
Hillenbrand, Inc., 5.75%, 6/15/25	250,000	259,063
Husky III Holding Ltd., 13.00% Cash or 13.75% PIK, 2/15/25(1)(5)	400,000	386,250
JPW Industries Holding Corp., 9.00%, 10/1/24(1)	75,000	59,242
Manitowoc Co., Inc. (The), 9.00%, 4/1/26(1)	100,000	99,297
Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24(1)	525,000	517,679
Navistar International Corp., 9.50%, 5/1/25(1)	425,000	457,141
Navistar International Corp., 6.625%, 11/1/25(1)	775,000	736,331
SPX FLOW, Inc., 5.625%, 8/15/24(1)	50,000	51,307
SPX FLOW, Inc., 5.875%, 8/15/26(1)	375,000	384,772
Stevens Holding Co., Inc., 6.125%, 10/1/26(1)	150,000	157,284
Tennant Co., 5.625%, 5/1/25	150,000	152,047
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26(1)	675,000	640,680
Titan International, Inc., 6.50%, 11/30/23	425,000	279,078
Vertical Holdco Gmbh, 7.625%, 7/15/28(1)(4)	200,000	206,000
Vertical U.S. Newco, Inc., 5.25%, 7/15/27(1)(4)	200,000	203,000
Wabash National Corp., 5.50%, 10/1/25(1)	200,000	184,229
Werner FinCo LP / Werner FinCo, Inc., 8.75%, 7/15/25(1)	700,000	597,551
		6,852,121
Media — 7.2%
Altice Financing SA, 7.50%, 5/15/26(1)	1,100,000	1,157,777
Altice Financing SA, 5.00%, 1/15/28(1)	650,000	646,721
AMC Networks, Inc., 4.75%, 12/15/22	350,000	349,904
AMC Networks, Inc., 5.00%, 4/1/24	300,000	297,938
CCO Holdings LLC / CCO Holdings Capital Corp., 4.00%, 3/1/23(1)	275,000	276,544
CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	300,000	309,675
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	425,000	436,732
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,100,000	2,176,744
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	1,875,000	1,920,291
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32(1)	1,350,000	1,368,562
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	638,000	593,490
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(1)	1,525,000	1,466,684
CSC Holdings LLC, 6.75%, 11/15/21	50,000	52,626
CSC Holdings LLC, 10.875%, 10/15/25(1)	1,700,000	1,831,486
CSC Holdings LLC, 6.50%, 2/1/29(1)	1,375,000	1,504,766

CSC Holdings LLC, 5.75%, 1/15/30(1)	2,525,000	2,640,885
CSC Holdings LLC, 4.125%, 12/1/30(1)	400,000	397,024
CSC Holdings LLC, 4.625%, 12/1/30(1)	400,000	390,544
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)	1,875,000	1,368,600
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)	675,000	363,508
DISH DBS Corp., 6.75%, 6/1/21	150,000	153,060
DISH DBS Corp., 5.875%, 7/15/22	50,000	50,951
DISH DBS Corp., 5.875%, 11/15/24	800,000	796,628
DISH DBS Corp., 7.375%, 7/1/28(1)(4)	700,000	699,125
Dolya Holdco 18 DAC, 5.00%, 7/15/28(1)	200,000	198,440
EW Scripps Co. (The), 5.125%, 5/15/25(1)	575,000	549,904
GCI LLC, 6.625%, 6/15/24(1)	350,000	367,318
Gray Television, Inc., 5.125%, 10/15/24(1)	830,000	832,162
Gray Television, Inc., 5.875%, 7/15/26(1)	1,275,000	1,273,170
Gray Television, Inc., 7.00%, 5/15/27(1)	825,000	847,811
iHeartCommunications, Inc., 6.375%, 5/1/26	601,300	596,694
iHeartCommunications, Inc., 8.375%, 5/1/27	152,438	139,966
iHeartCommunications, Inc., 5.25%, 8/15/27(1)	825,000	791,332
iHeartCommunications, Inc., 4.75%, 1/15/28(1)	525,000	485,200
Lamar Media Corp., 5.00%, 5/1/23	250,000	252,029
Lamar Media Corp., 3.75%, 2/15/28(1)	275,000	260,129
Lamar Media Corp., 4.875%, 1/15/29(1)	150,000	151,406
Lamar Media Corp., 4.00%, 2/15/30(1)	325,000	311,903
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	400,000	408,676
Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 8/15/27(1)	600,000	611,364
Nexstar Broadcasting, Inc., 5.625%, 8/1/24(1)	550,000	555,558
Nexstar Broadcasting, Inc., 5.625%, 7/15/27(1)	1,050,000	1,052,657
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	950,000	856,606
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 3/15/30(1)	50,000	45,916
Quebecor Media, Inc., 5.75%, 1/15/23	200,000	210,021
Salem Media Group, Inc., 6.75%, 6/1/24(1)	175,000	143,500
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	225,000	213,568
Sinclair Television Group, Inc., 5.875%, 3/15/26(1)	225,000	222,426
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)	350,000	319,746
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	675,000	625,516
Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	214,000	215,565
Sirius XM Radio, Inc., 4.625%, 5/15/23(1)	250,000	252,026
Sirius XM Radio, Inc., 4.625%, 7/15/24(1)	600,000	617,064
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	375,000	385,232
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	1,250,000	1,325,037
TEGNA, Inc., 4.625%, 3/15/28(1)	1,550,000	1,435,029
TEGNA, Inc., 5.00%, 9/15/29(1)	875,000	825,248
Townsquare Media, Inc., 6.50%, 4/1/23(1)	775,000	669,325
Univision Communications, Inc., 5.125%, 2/15/25(1)	650,000	614,253
Univision Communications, Inc., 9.50%, 5/1/25(1)	350,000	372,750
Univision Communications, Inc., 6.625%, 6/1/27(1)	800,000	767,000
UPC Holding BV, 5.50%, 1/15/28(1)	200,000	193,283
Videotron Ltd., 5.00%, 7/15/22	1,500,000	1,554,847
Videotron Ltd., 5.375%, 6/15/24(1)	500,000	534,058
Virgin Media Finance plc, 5.00%, 7/15/30(1)	600,000	588,810
Virgin Media Secured Finance plc, 5.50%, 5/15/29(1)	600,000	633,417
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)(4)	200,000	205,100
Ziggo Bond Co. BV, 6.00%, 1/15/27(1)	650,000	661,638
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)	200,000	198,784

Ziggo BV, 5.50%, 1/15/27(1)	270,000	274,896
		45,896,645
Metals and Mining — 3.9%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)	400,000	409,746
Alcoa Nederland Holding BV, 7.00%, 9/30/26(1)	200,000	205,463
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	600,000	616,017
Allegheny Technologies, Inc., 5.875%, 12/1/27	525,000	489,156
ArcelorMittal SA, 4.55%, 3/11/26	175,000	176,868
ArcelorMittal SA, 7.25%, 10/15/39	275,000	328,990
Arconic Corp., 6.00%, 5/15/25(1)	625,000	644,141
Arconic Corp., 6.125%, 2/15/28(1)	375,000	375,966
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(1)	150,000	147,347
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25(1)	425,000	407,199
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	313,000	267,435
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	175,000	183,894
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	275,000	266,063
Cleveland-Cliffs, Inc., 5.875%, 6/1/27	1,250,000	1,034,925
Coeur Mining, Inc., 5.875%, 6/1/24	200,000	192,729
Commercial Metals Co., 5.75%, 4/15/26	375,000	385,487
Commercial Metals Co., 5.375%, 7/15/27	50,000	50,803
Compass Minerals International, Inc., 4.875%, 7/15/24(1)	75,000	75,461
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	375,000	394,384
Constellium SE, 5.75%, 5/15/24(1)	250,000	250,911
Constellium SE, 6.625%, 3/1/25(1)	1,000,000	1,014,385
Constellium SE, 5.625%, 6/15/28(1)	525,000	518,789
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	1,000,000	981,225
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)	658,000	632,545
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	2,400,000	2,268,252
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,475,000	2,483,167
Freeport-McMoRan, Inc., 5.00%, 9/1/27	850,000	854,851
Freeport-McMoRan, Inc., 4.125%, 3/1/28	700,000	680,635
Freeport-McMoRan, Inc., 4.25%, 3/1/30	975,000	946,667
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,075,000	1,057,139
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.375%, 12/15/23(1)	550,000	548,963
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	25,000	23,162
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	50,000	49,432
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	400,000	384,042
IAMGOLD Corp., 7.00%, 4/15/25(1)	75,000	75,664
Kaiser Aluminum Corp., 6.50%, 5/1/25(1)	1,075,000	1,118,672
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)	300,000	287,403
Mineral Resources Ltd., 8.125%, 5/1/27(1)	650,000	692,513
Mountain Province Diamonds, Inc., 8.00%, 12/15/22(1)	75,000	41,977
New Gold, Inc., 7.50%, 7/15/27(1)	250,000	258,860
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/1/22(1)(2)	75,000	863
Novelis Corp., 5.875%, 9/30/26(1)	900,000	901,053
Novelis Corp., 4.75%, 1/30/30(1)	1,450,000	1,388,346
Park-Ohio Industries, Inc., 6.625%, 4/15/27	275,000	226,479
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(1)(2)(3)	200,000	79,000
Taseko Mines Ltd., 8.75%, 6/15/22(1)	575,000	482,146
		24,899,215
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.875%, 8/1/21(1)	650,000	645,856
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 3/15/22(1)	475,000	452,730

Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	325,000	260,812
		1,359,398
Multiline Retail†
JC Penney Corp., Inc., 8.625%, 3/15/25(1)(2)(3)	250,000	6,875
JC Penney Corp., Inc., 6.375%, 10/15/36(2)(3)	125,000	1,250
		8,125
Oil, Gas and Consumable Fuels — 11.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 9/15/24	675,000	577,203
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	1,000,000	793,155
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 1/15/28(1)	125,000	99,066
Antero Resources Corp., 5.375%, 11/1/21	50,000	46,416
Antero Resources Corp., 5.125%, 12/1/22	275,000	199,299
Antero Resources Corp., 5.625%, 6/1/23	75,000	48,234
Antero Resources Corp., 5.00%, 3/1/25	25,000	14,828
Apache Corp., 3.25%, 4/15/22	100,000	97,060
Apache Corp., 4.375%, 10/15/28	200,000	176,697
Apache Corp., 4.25%, 1/15/30	775,000	671,078
Apache Corp., 5.10%, 9/1/40	2,250,000	1,851,202
Apache Corp., 5.25%, 2/1/42	100,000	81,685
Apache Corp., 4.75%, 4/15/43	2,500,000	2,015,946
Apache Corp., 5.35%, 7/1/49	525,000	419,331
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.00%, 4/1/22(1)	1,325,000	1,133,690
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)	75,000	48,267
Bruin E&P Partners LLC, 8.875%, 8/1/23(1)(2)	875,000	30,625
Callon Petroleum Co., 6.25%, 4/15/23	825,000	315,055
Callon Petroleum Co., 6.125%, 10/1/24	1,050,000	360,281
Callon Petroleum Co., 8.25%, 7/15/25	68,000	24,048
Callon Petroleum Co., 6.375%, 7/1/26	125,000	41,695
Cenovus Energy, Inc., 3.00%, 8/15/22	400,000	383,298
Cenovus Energy, Inc., 5.25%, 6/15/37	175,000	151,457
Cenovus Energy, Inc., 6.75%, 11/15/39	475,000	467,824
Cenovus Energy, Inc., 5.40%, 6/15/47	375,000	322,250
Centennial Resource Production LLC, 5.375%, 1/15/26(1)	450,000	240,102
Centennial Resource Production LLC, 6.875%, 4/1/27(1)	200,000	106,581
Chaparral Energy, Inc., 8.75%, 7/15/23(1)	350,000	38,500
Cheniere Energy Partners LP, 5.25%, 10/1/25	100,000	99,770
Cheniere Energy Partners LP, 5.625%, 10/1/26	75,000	74,492
Chesapeake Energy Corp., 6.625%, 8/15/20(2)(3)	25,000	813
Chesapeake Energy Corp., 6.875%, 11/15/20(2)	725,000	13,594
Chesapeake Energy Corp., 5.75%, 3/15/23(2)	175,000	6,125
Chesapeake Energy Corp., 8.00%, 1/15/25(2)	487,000	15,828
Cimarex Energy Co., 4.375%, 6/1/24	275,000	290,435
Cimarex Energy Co., 4.375%, 3/15/29	400,000	411,331
Citgo Holding, Inc., 9.25%, 8/1/24(1)	2,250,000	2,244,375
CITGO Petroleum Corp., 6.25%, 8/15/22(1)	200,000	199,377
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	1,050,000	1,053,937
CNX Midstream Partners LP / CNX Midstream Finance Corp., 6.50%, 3/15/26(1)	250,000	230,890
CNX Resources Corp., 5.875%, 4/15/22	982,000	967,884
CNX Resources Corp., 7.25%, 3/14/27(1)	875,000	806,111
Comstock Resources, Inc., 7.50%, 5/15/25(1)	425,000	388,344
Comstock Resources, Inc., 9.75%, 8/15/26	225,000	211,128
Comstock Resources, Inc., 9.75%, 8/15/26	175,000	163,844
Continental Resources, Inc., 5.00%, 9/15/22	1,250,000	1,231,956
Continental Resources, Inc., 4.50%, 4/15/23	850,000	813,492

Continental Resources, Inc., 4.375%, 1/15/28	125,000	110,251
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23	1,360,000	1,213,943
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	375,000	325,082
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)	1,025,000	921,849
DCP Midstream Operating LP, 4.75%, 9/30/21(1)	370,000	377,716
DCP Midstream Operating LP, 3.875%, 3/15/23	600,000	583,866
DCP Midstream Operating LP, 5.125%, 5/15/29	900,000	861,021
Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.75%, 5/15/25	384,000	356,600
Denbury Resources, Inc., 9.00%, 5/15/21(1)(2)	1,155,000	450,814
Endeavor Energy Resources LP / EER Finance, Inc., 6.625%, 7/15/25(1)	450,000	454,644
Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 1/30/26(1)	200,000	192,081
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	625,000	601,447
EnLink Midstream LLC, 5.375%, 6/1/29	1,000,000	752,905
EnLink Midstream Partners LP, 4.40%, 4/1/24	325,000	270,925
EnLink Midstream Partners LP, 4.85%, 7/15/26	1,025,000	761,785
EnLink Midstream Partners LP, 5.60%, 4/1/44	450,000	276,433
EnLink Midstream Partners LP, 5.05%, 4/1/45	50,000	31,355
EnLink Midstream Partners LP, 5.45%, 6/1/47	150,000	93,458
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20(3)(10)	537,000	894
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/24(1)(2)(3)	592,000	1,856
EQM Midstream Partners LP, 4.75%, 7/15/23	725,000	732,612
EQM Midstream Partners LP, 4.00%, 8/1/24	200,000	189,771
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	525,000	531,562
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	375,000	385,061
EQM Midstream Partners LP, 5.50%, 7/15/28	751,000	717,002
EQM Midstream Partners LP, 6.50%, 7/15/48	150,000	137,155
EQT Corp., 4.875%, 11/15/21	175,000	171,994
EQT Corp., 6.125%, 2/1/25	275,000	274,521
EQT Corp., 3.90%, 10/1/27	775,000	633,675
EQT Corp., 7.00%, 2/1/30	675,000	696,175
Genesis Energy LP / Genesis Energy Finance Corp., 6.00%, 5/15/23	200,000	180,729
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25	300,000	257,434
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	800,000	712,752
Gulfport Energy Corp., 6.00%, 10/15/24	400,000	205,250
Gulfport Energy Corp., 6.375%, 5/15/25	642,000	322,573
Gulfport Energy Corp., 6.375%, 1/15/26	275,000	133,323
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	675,000	669,445
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	1,375,000	1,324,620
HighPoint Operating Corp., 7.00%, 10/15/22	50,000	12,176
Hilcorp Energy I LP / Hilcorp Finance Co., 6.25%, 11/1/28(1)	1,225,000	987,423
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	700,000	668,391
Indigo Natural Resources LLC, 6.875%, 2/15/26(1)	900,000	839,839
Jagged Peak Energy LLC, 5.875%, 5/1/26	400,000	389,186
Laredo Petroleum, Inc., 9.50%, 1/15/25	475,000	328,790
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26(1)	250,000	237,500
Marathon Oil Corp., 6.80%, 3/15/32	250,000	265,057
Marathon Oil Corp., 6.60%, 10/1/37	325,000	322,979
Matador Resources Co., 5.875%, 9/15/26	300,000	222,711
MEG Energy Corp., 7.00%, 3/31/24(1)	360,000	309,638
MEG Energy Corp., 7.125%, 2/1/27(1)	550,000	458,562
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	600,000	302,136
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27(1)	150,000	80,034
Murphy Oil Corp., 6.875%, 8/15/24	650,000	609,443
Murphy Oil Corp., 5.75%, 8/15/25	250,000	226,406
Murphy Oil Corp., 5.875%, 12/1/27	125,000	110,118

Murphy Oil Corp., 6.375%, 12/1/42	525,000	409,602
Murray Energy Corp., 9.00% Cash plus 3.00% PIK, 4/15/24(1)(2)(3)	879,713	1,108
NuStar Logistics LP, 6.00%, 6/1/26	200,000	196,343
Oasis Petroleum, Inc., 6.875%, 3/15/22	325,000	54,641
Oasis Petroleum, Inc., 6.25%, 5/1/26(1)	175,000	29,427
Occidental Petroleum Corp., 4.10%, 2/1/21	1,000,000	1,009,000
Occidental Petroleum Corp., VRN, 1.40%, (3-month LIBOR plus 0.95%), 2/8/21	425,000	418,733
Occidental Petroleum Corp., 4.85%, 3/15/21	900,000	897,187
Occidental Petroleum Corp., 2.60%, 8/13/21	550,000	538,986
Occidental Petroleum Corp., 2.60%, 4/15/22	350,000	335,230
Occidental Petroleum Corp., 6.95%, 7/1/24	500,000	492,500
Occidental Petroleum Corp., 3.50%, 6/15/25	250,000	212,500
Occidental Petroleum Corp., 8.00%, 7/15/25(4)	300,000	301,875
Occidental Petroleum Corp., 5.55%, 3/15/26	975,000	891,876
Occidental Petroleum Corp., 7.125%, 10/15/27	200,000	161,500
Occidental Petroleum Corp., 3.50%, 8/15/29	175,000	128,783
Occidental Petroleum Corp., 7.50%, 5/1/31	2,227,000	2,080,207
Occidental Petroleum Corp., 7.875%, 9/15/31	575,000	546,972
Occidental Petroleum Corp., 6.45%, 9/15/36	1,275,000	1,097,877
Occidental Petroleum Corp., 4.30%, 8/15/39	300,000	208,226
Occidental Petroleum Corp., 6.60%, 3/15/46	75,000	65,613
Occidental Petroleum Corp., 4.40%, 4/15/46	400,000	279,562
Occidental Petroleum Corp., 4.10%, 2/15/47	125,000	84,844
Parkland Corp., 6.00%, 4/1/26(1)	50,000	51,366
Parkland Corp., 5.875%, 7/15/27(1)	775,000	805,857
Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(1)	325,000	313,298
Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/27(1)	275,000	271,512
Parsley Energy LLC / Parsley Finance Corp., 4.125%, 2/15/28(1)	475,000	431,062
PBF Holding Co. LLC / PBF Finance Corp., 9.25%, 5/15/25(1)	350,000	374,281
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28(1)	500,000	416,250
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	1,000,000	966,190
PDC Energy, Inc., 6.125%, 9/15/24	175,000	163,388
PDC Energy, Inc., 5.75%, 5/15/26	25,000	22,829
Range Resources Corp., 5.875%, 7/1/22	141,000	130,216
Range Resources Corp., 5.00%, 8/15/22	25,000	22,828
Range Resources Corp., 5.00%, 3/15/23	450,000	385,027
Rockies Express Pipeline LLC, 3.60%, 5/15/25(1)	600,000	556,305
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	275,000	257,208
Rockies Express Pipeline LLC, 4.80%, 5/15/30(1)	100,000	92,938
Rockies Express Pipeline LLC, 7.50%, 7/15/38(1)	100,000	97,000
Rockies Express Pipeline LLC, 6.875%, 4/15/40(1)	300,000	285,780
Sanchez Energy Corp., 7.75%, 6/15/21(2)(3)	475,000	1,931
Sanchez Energy Corp., 6.125%, 1/15/23(2)(3)	775,000	3,875
Seven Generations Energy Ltd., 6.875%, 6/30/23(1)	425,000	412,737
Seven Generations Energy Ltd., 5.375%, 9/30/25(1)	250,000	220,779
SM Energy Co., 6.125%, 11/15/22	500,000	366,757
SM Energy Co., 5.00%, 1/15/24	150,000	81,547
SM Energy Co., 5.625%, 6/1/25	500,000	266,822
SM Energy Co., 6.75%, 9/15/26	575,000	291,203
SM Energy Co., 6.625%, 1/15/27	325,000	160,194
Southwestern Energy Co., 6.20%, 1/23/25	821,000	705,535
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	1,075,000	713,279
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.75%, 4/15/25	544,000	306,623
Sunoco LP / Sunoco Finance Corp., 4.875%, 1/15/23	556,000	549,687

Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26	50,000	48,678
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	950,000	942,666
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 4.75%, 10/1/23(1)	200,000	184,623
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 5.50%, 9/15/24(1)	75,000	67,964
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,477,000	1,417,765
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.75%, 3/15/24	25,000	25,015
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	1,450,000	1,438,893
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	975,000	919,703
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 1/15/29	500,000	525,312
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.50%, 3/1/30(1)	250,000	241,640
TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	75,000	72,642
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(1)	800,000	488,000
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.75%, 4/15/23(1)	500,000	307,500
Western Midstream Operating LP, 4.00%, 7/1/22	225,000	225,405
Western Midstream Operating LP, 3.10%, 2/1/25	275,000	261,189
Western Midstream Operating LP, 3.95%, 6/1/25	100,000	94,172
Western Midstream Operating LP, 4.65%, 7/1/26	100,000	96,280
Western Midstream Operating LP, 4.50%, 3/1/28	425,000	401,625
Western Midstream Operating LP, 4.75%, 8/15/28	275,000	264,687
Western Midstream Operating LP, 5.45%, 4/1/44	400,000	335,120
Western Midstream Operating LP, 5.30%, 3/1/48	1,375,000	1,122,344
Western Midstream Operating LP, 5.50%, 8/15/48	225,000	183,375
Western Midstream Operating LP, 5.25%, 2/1/50	25,000	21,786
Whiting Petroleum Corp., 5.75%, 3/15/21(2)	300,000	58,125
Whiting Petroleum Corp., 6.25%, 4/1/23(2)(3)	450,000	79,594
Whiting Petroleum Corp., 6.625%, 1/15/26(2)	575,000	103,083
WPX Energy, Inc., 8.25%, 8/1/23	193,000	214,933
WPX Energy, Inc., 5.875%, 6/15/28	925,000	888,000
WPX Energy, Inc., 4.50%, 1/15/30	575,000	509,194
		74,969,776
Paper and Forest Products — 0.2%
Mercer International, Inc., 6.50%, 2/1/24	475,000	464,856
Mercer International, Inc., 7.375%, 1/15/25	375,000	374,258
Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26(1)	150,000	153,909
		993,023
Personal Products — 0.1%
Avon International Capital plc, 6.50%, 8/15/22(1)	125,000	122,861
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	700,000	721,437
Revlon Consumer Products Corp., 6.25%, 8/1/24	50,000	11,370
		855,668
Pharmaceuticals — 2.6%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	625,000	664,516
Bausch Health Cos., Inc., 5.50%, 3/1/23(1)	31,000	30,926
Bausch Health Cos., Inc., 5.875%, 5/15/23(1)	82,000	81,859
Bausch Health Cos., Inc., 6.125%, 4/15/25(1)	3,700,000	3,758,016
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	2,975,000	3,208,270
Bausch Health Cos., Inc., 7.00%, 1/15/28(1)	375,000	386,884
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)	1,125,000	1,060,582
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	1,150,000	1,157,906
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	225,000	236,433
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	700,000	664,909
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.50%, 7/31/27(1)	1,016,000	1,079,703
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 6/30/28(1)	1,356,000	881,400
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	300,000	75,750

Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(1)	50,000	10,000
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)	1,223,000	1,259,134
Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	400,000	411,930
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25(1)	400,000	426,588
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	900,000	758,925
		16,153,731
Professional Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	525,000	513,613
Dun & Bradstreet Corp. (The), 6.875%, 8/15/26(1)	175,000	185,910
Dun & Bradstreet Corp. (The), 10.25%, 2/15/27(1)	1,275,000	1,418,202
		2,117,725
Real Estate Management and Development — 0.6%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	300,000	314,062
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)	50,000	47,406
Forestar Group, Inc., 8.00%, 4/15/24(1)	675,000	701,085
Forestar Group, Inc., 5.00%, 3/1/28(1)	275,000	270,145
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(1)	150,000	151,530
Howard Hughes Corp. (The), 5.375%, 3/15/25(1)	275,000	256,772
Hunt Cos., Inc., 6.25%, 2/15/26(1)	525,000	479,275
Kennedy-Wilson, Inc., 5.875%, 4/1/24	425,000	424,199
Newmark Group, Inc., 6.125%, 11/15/23	475,000	476,449
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	300,000	304,200
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)	100,000	93,812
Realogy Group LLC / Realogy Co-Issuer Corp., 7.625%, 6/15/25(1)	375,000	375,000
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)	175,000	163,759
		4,057,694
Road and Rail — 1.3%
Ahern Rentals, Inc., 7.375%, 5/15/23(1)	1,575,000	761,741
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	350,000	288,713
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	275,000	221,375
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	350,000	268,814
DAE Funding LLC, 5.25%, 11/15/21(1)	575,000	566,375
DAE Funding LLC, 4.50%, 8/1/22(1)	800,000	764,492
DAE Funding LLC, 5.00%, 8/1/24(1)	300,000	282,185
Hertz Corp. (The), 6.25%, 10/15/22(2)(3)	175,000	55,233
Hertz Corp. (The), 5.50%, 10/15/24(1)(2)	1,100,000	347,517
Hertz Corp. (The), 7.125%, 8/1/26(1)(2)	1,200,000	378,894
Hertz Corp. (The), 6.00%, 1/15/28(1)(2)(3)	1,275,000	402,148
Uber Technologies, Inc., 7.50%, 11/1/23(1)	1,925,000	1,950,246
Uber Technologies, Inc., 8.00%, 11/1/26(1)	1,050,000	1,069,950
Uber Technologies, Inc., 7.50%, 9/15/27(1)	375,000	375,861
United Rentals North America, Inc., 6.50%, 12/15/26	400,000	420,760
		8,154,304
Semiconductors and Semiconductor Equipment — 0.7%
Amkor Technology, Inc., 6.625%, 9/15/27(1)	200,000	214,537
ams AG, 7.00%, 7/31/25(1)(4)	1,400,000	1,396,500
Entegris, Inc., 4.625%, 2/10/26(1)	450,000	457,790
Microchip Technology, Inc., 4.25%, 9/1/25(1)	775,000	782,125
Qorvo, Inc., 5.50%, 7/15/26	375,000	390,645
Qorvo, Inc., 4.375%, 10/15/29(1)	350,000	359,030
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)	600,000	623,889
		4,224,516
Software — 1.3%
Ascend Learning LLC, 6.875%, 8/1/25(1)	150,000	151,653

Ascend Learning LLC, 6.875%, 8/1/25(1)	50,000	50,432
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	250,000	263,044
Boxer Parent Co., Inc., 9.125%, 3/1/26(1)	300,000	311,813
Camelot Finance SA, 4.50%, 11/1/26(1)	500,000	499,920
Castle US Holding Corp., 9.50%, 2/15/28(1)	1,175,000	1,089,630
CDK Global, Inc., 5.875%, 6/15/26	150,000	156,140
CDK Global, Inc., 5.25%, 5/15/29(1)	400,000	415,744
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc., 6.00%, 7/15/25(1)	800,000	816,084
Open Text Corp., 5.875%, 6/1/26(1)	650,000	675,951
Open Text Corp., 3.875%, 2/15/28(1)	550,000	530,491
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	650,000	640,149
PTC, Inc., 3.625%, 2/15/25(1)	325,000	323,375
PTC, Inc., 4.00%, 2/15/28(1)	175,000	174,136
RP Crown Parent LLC, 7.375%, 10/15/24(1)	150,000	150,172
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(1)	425,000	434,365
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	1,000,000	1,022,945
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24(1)	825,000	741,382
		8,447,426
Specialty Retail — 2.0%
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(1)(4)	350,000	345,625
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)	120,000	116,775
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	250,000	261,719
eG Global Finance plc, 6.75%, 2/7/25(1)	200,000	197,396
eG Global Finance plc, 8.50%, 10/30/25(1)	600,000	616,188
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	75,000	64,022
Ferrellgas LP / Ferrellgas Finance Corp., 10.00%, 4/15/25(1)	175,000	189,328
Gap, Inc. (The), 8.375%, 5/15/23(1)	150,000	163,969
Gap, Inc. (The), 8.625%, 5/15/25(1)	425,000	451,828
Group 1 Automotive, Inc., 5.00%, 6/1/22	275,000	274,143
L Brands, Inc., 6.875%, 7/1/25(1)	200,000	207,000
L Brands, Inc., 9.375%, 7/1/25(1)	175,000	175,656
L Brands, Inc., 5.25%, 2/1/28	75,000	59,511
L Brands, Inc., 7.50%, 6/15/29	425,000	371,531
L Brands, Inc., 6.875%, 11/1/35	365,000	305,122
L Brands, Inc., 6.75%, 7/1/36	2,250,000	1,852,312
Lithia Motors, Inc., 5.25%, 8/1/25(1)	50,000	50,182
Lithia Motors, Inc., 4.625%, 12/15/27(1)	450,000	446,625
Murphy Oil USA, Inc., 5.625%, 5/1/27	50,000	51,803
Murphy Oil USA, Inc., 4.75%, 9/15/29	200,000	204,963
Penske Automotive Group, Inc., 3.75%, 8/15/20	225,000	225,745
Penske Automotive Group, Inc., 5.75%, 10/1/22	100,000	100,312
PetSmart, Inc., 7.125%, 3/15/23(1)	2,200,000	2,173,688
PriSo Acquisition Corp., 9.00%, 5/15/23(1)	75,000	67,125
Sonic Automotive, Inc., 6.125%, 3/15/27	450,000	447,102
Staples, Inc., 7.50%, 4/15/26(1)	2,175,000	1,713,628
Staples, Inc., 10.75%, 4/15/27(1)	1,925,000	1,178,495
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	325,000	322,762
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)	50,000	52,553
		12,687,108
Technology Hardware, Storage and Peripherals — 0.9%
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,550,000	1,607,253
Diebold Nixdorf, Inc., 8.50%, 4/15/24	525,000	417,976
Everi Payments, Inc., 7.50%, 12/15/25(1)	644,000	618,977
NCR Corp., 6.375%, 12/15/23	300,000	305,657

NCR Corp., 8.125%, 4/15/25(1)	175,000	186,266
NCR Corp., 5.75%, 9/1/27(1)	1,150,000	1,152,622
NCR Corp., 6.125%, 9/1/29(1)	1,100,000	1,107,238
		5,395,989
Textiles, Apparel and Luxury Goods†
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(1)	150,000	105,000
Thrifts and Mortgage Finance — 0.7%
MGIC Investment Corp., 5.75%, 8/15/23	475,000	492,169
Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23(1)	875,000	900,204
Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26(1)	225,000	238,148
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(1)	500,000	475,860
NMI Holdings, Inc., 7.375%, 6/1/25(1)	400,000	419,552
Provident Funding Associates LP / PFG Finance Corp., 6.375%, 6/15/25(1)	300,000	281,593
Radian Group, Inc., 4.50%, 10/1/24	325,000	314,810
Radian Group, Inc., 4.875%, 3/15/27	1,200,000	1,131,522
		4,253,858
Tobacco†
Vector Group Ltd., 10.50%, 11/1/26(1)	75,000	75,483
Trading Companies and Distributors — 0.4%
Aircastle Ltd., 5.125%, 3/15/21	275,000	276,141
Beacon Roofing Supply, Inc., 4.875%, 11/1/25(1)	325,000	290,930
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	175,000	172,263
Fly Leasing Ltd., 6.375%, 10/15/21	200,000	182,469
Fly Leasing Ltd., 5.25%, 10/15/24	500,000	406,822
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22(1)	325,000	312,873
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	175,000	158,175
H&E Equipment Services, Inc., 5.625%, 9/1/25	575,000	582,127
		2,381,800
Wireless Telecommunication Services — 1.5%
Digicel Group Ltd., 8.00% Cash plus 2% PIK or 10% PIK, 4/1/24(9)	1,236,474	859,288
Digicel Group Ltd., 5.00% Cash plus 3% PIK or 8% PIK, 4/1/25(1)(9)	176,008	50,602
Sprint Communications, Inc., 9.25%, 4/15/22	350,000	387,980
Sprint Communications, Inc., 6.00%, 11/15/22	250,000	264,029
Sprint Corp., 7.25%, 9/15/21	275,000	288,614
Sprint Corp., 7.875%, 9/15/23	1,900,000	2,142,240
Sprint Corp., 7.125%, 6/15/24	575,000	650,291
Sprint Corp., 7.625%, 3/1/26	425,000	502,641
T-Mobile USA, Inc., 6.00%, 3/1/23	1,600,000	1,609,392
T-Mobile USA, Inc., 6.00%, 4/15/24	275,000	281,824
T-Mobile USA, Inc., 6.375%, 3/1/25	1,750,000	1,799,875
Vodafone Group plc, VRN, 7.00%, 4/4/79	575,000	674,452
		9,511,228
TOTAL CORPORATE BONDS (Cost $609,670,419)		579,606,125
PREFERRED STOCKS — 2.6%
Banks — 1.8%
Bank of America Corp., 5.125%	475,000	472,421
Bank of America Corp., 5.875%	225,000	230,295
Bank of America Corp., 6.25%	1,275,000	1,322,273
Bank of America Corp., 6.30%	25,000	27,757
Bank of America Corp., 6.50%	325,000	349,915
Barclays plc, 7.75%	950,000	965,846
Barclays plc, 8.00%	1,000,000	1,036,776
Citigroup, Inc., 4.70%	1,600,000	1,421,480

Citigroup, Inc., 5.90%	425,000	422,820
Citigroup, Inc., 5.95%	325,000	322,957
Citigroup, Inc., 5.95%	25,000	23,654
Citigroup, Inc., 6.25%	150,000	159,256
Citigroup, Inc., 6.875%	1,749	46,191
JPMorgan Chase & Co., 3.62%	200,000	176,880
JPMorgan Chase & Co., 4.60%	950,000	848,207
JPMorgan Chase & Co., 6.00%	845,000	854,013
JPMorgan Chase & Co., 6.10%	650,000	666,522
JPMorgan Chase & Co., 6.125%	400,000	409,035
JPMorgan Chase & Co., 6.75%	31,000	33,390
Royal Bank of Scotland Group plc, 2.63%	300,000	274,614
Royal Bank of Scotland Group plc, 7.50%	400,000	401,600
Royal Bank of Scotland Group plc, 8.00%	600,000	663,648
Royal Bank of Scotland Group plc, 8.625%	400,000	416,788
		11,546,338
Capital Markets — 0.4%
Credit Suisse Group AG, 5.10%(1)	200,000	189,750
Credit Suisse Group AG, 6.25%(1)	1,050,000	1,098,382
Deutsche Bank AG, 6.00%	200,000	165,540
Goldman Sachs Group, Inc. (The), 4.37%	350,000	324,348
Goldman Sachs Group, Inc. (The), 4.95%	875,000	836,460
		2,614,480
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer Operating LP, 6.25%	150,000	115,387
Energy Transfer Operating LP, 6.625%	625,000	479,338
Nine Point Energy Holdings, Inc. (Acquired 3/28/17, Cost $18,000)(3)(6)	18	3,600
Plains All American Pipeline LP, 6.125%	2,150,000	1,536,778
Summit Midstream Partners LP, 9.50%	175,000	22,764
		2,157,867
Trading Companies and Distributors†
General Finance Corp., 8.125%	1,116	28,158
TOTAL PREFERRED STOCKS (Cost $17,340,271)		16,346,843
BANK LOAN OBLIGATIONS(7) — 2.1%
Auto Components — 0.1%
Panther BF Aggregator 2 LP, USD Term Loan B, 3.68%, (1-month LIBOR plus 3.50%), 4/30/26	769,188	735,535
Chemicals†
ASP Unifrax Holdings Inc, Term Loan B, 4.82%, (6-month LIBOR plus 3.75%), 12/12/25	49,250	41,361
Consolidated Energy Finance, S.A., Term Loan B, 2.69%, (1-month LIBOR plus 2.50%), 5/7/25	147,000	134,505
		175,866
Commercial Services and Supplies — 0.1%
KAR Auction Services, Inc., 2019 Term Loan B6, 2.50%, (1-month LIBOR plus 2.25%), 9/19/26	148,875	141,617
MRO Holdings, Inc., 2019 Term Loan B, 5.31%, (3-month LIBOR plus 5.00%), 6/4/26	222,750	167,446
National Intergovernmental Purchasing Alliance Company, 1st Lien Term Loan, 4.06%, (3-month LIBOR plus 3.75%), 5/23/25	73,502	71,297
		380,360
Construction and Engineering†
Golden Nugget, LLC, 2020 Incremental Term Loan, 13.00%, (3-month LIBOR plus 12.00%), 10/4/23	100,000	110,000
Containers and Packaging — 0.1%
Berry Global, Inc., Term Loan Y, 2.18%, (1-month LIBOR plus 2.00%), 7/1/26	269,750	258,640
BWAY Holding Company, 2017 Term Loan B, 4.56%, (3-month LIBOR plus 3.25%), 4/3/24	493,015	446,178
Flex Acquisition Company, Inc., 1st Lien Term Loan, 4.43%, (3-month LIBOR plus 3.00%), 12/29/23	110,324	105,734
		810,552

Diversified Financial Services — 0.2%
Refinitiv US Holdings Inc., 2018 USD Term Loan, 3.43%, (1-month LIBOR plus 3.25%), 10/1/25	937,634	917,240
MPH Acquisition Holdings LLC, 2016 Term Loan B, 3.75%, (3-month LIBOR plus 2.75%), 6/7/23	447,985	427,203
		1,344,443
Electric Utilities — 0.1%
Pacific Gas & Electric Company, 2020 Exit Term Loan B, 5.50%, (3-month LIBOR plus 4.50%), 6/23/25	875,000	861,000
Energy Equipment and Services — 0.4%
Apergy Corporation, 2020 Term Loan, 6.00%, (3-month LIBOR plus 5.00%), 5/28/27	2,225,000	2,197,187
Parker Drilling Co, 2nd Lien PIK Term Loan, 11.00% Cash plus 2.00% PIK, 3/26/24	31,408	30,623
		2,227,810
Entertainment — 0.1%
Allen Media, LLC, 2020 Term Loan B, 5.81%, (3-month LIBOR plus 5.50%), 2/10/27	673,206	645,157
Health Care Providers and Services†
Air Methods Corporation, 2017 Term Loan B, 4.50%, (3-month LIBOR plus 3.50%), 4/22/24	196,160	162,771
Hotels, Restaurants and Leisure — 0.4%
1011778 B.C. Unlimited Liability Company, Term Loan B4, 1.93%, (1-month LIBOR plus 1.75%), 11/19/26	316,071	300,307
Boyd Gaming Corporation, Term Loan B3, 2.36%, (1-week LIBOR plus 2.25%), 9/15/23	234,054	221,181
Gateway Casinos & Entertainment Limited, 2018 Term Loan B, 3.31%, (3-month LIBOR plus 3.00%), 3/13/25	147,000	120,356
Golden Nugget, Inc., 2017 Incremental Term Loan B, 3.25%, (1-month LIBOR plus 2.50%, 2-month LIBOR plus 2.50%), 10/4/23	286,318	229,770
Life Time Fitness Inc, 2017 Term Loan B, 3.75%, (6-month LIBOR plus 2.75%), 6/10/22	659,209	589,584
NASCAR Holdings, Inc, Term Loan B, 2.93%, (1-month LIBOR plus 2.75%), 10/19/26	282,335	271,244
UFC Holdings, LLC, 2019 Term Loan, 4.25%, (6-month LIBOR plus 3.25%), 4/29/26	790,862	758,567
		2,491,009
Insurance — 0.1%
Asurion LLC, 2017 Term Loan B4, 3.18%, (1-month LIBOR plus 3.00%), 8/4/22	54,601	53,304
Asurion LLC, 2018 Term Loan B6, 3.18%, (1-month LIBOR plus 3.00%), 11/3/23	47,059	45,662
Hub International Limited, 2018 Term Loan B, 4.02%, (3-month LIBOR plus 3.00%), 4/25/25	618,339	589,871
		688,837
Machinery — 0.1%
Navistar International Corporation, 2017 1st Lien Term Loan B, 3.70%, (1-month LIBOR plus 3.50%), 11/6/24	47,640	45,318
Vertiv Group Corporation, Term Loan B, 3.18%, (1-month LIBOR plus 3.00%), 3/2/27	423,938	404,860
		450,178
Media — 0.1%
Cengage Learning, Inc., 2016 Term Loan B, 5.25%, (6-month LIBOR plus 4.25%), 6/7/23	494,845	403,299
Diamond Sports Group, LLC, Term Loan, 3.43%, (1-month LIBOR plus 3.25%), 8/24/26	173,688	142,206
Sinclair Television Group Inc., Term Loan B2B, 2.69%, (1-month LIBOR plus 2.50%), 9/30/26	99,250	95,032
		640,537
Metals and Mining†
Big River Steel LLC, Term Loan B, 6.00%, (3-month LIBOR plus 5.00%), 8/23/23	48,564	45,939
Neenah Foundry Company, 2017 Term Loan, 6.74% - 6.79%, (2-month LIBOR plus 6.50%), 12/13/22	61,387	53,713
		99,652
Oil, Gas and Consumable Fuels — 0.1%
California Resources Corporation, 2017 1st Lien Term Loan, 5.75%, (3-month LIBOR plus 4.75%), 12/31/22(2)(3)	525,000	193,266
California Resources Corporation, Second Out Term Loan, 11.38%, (3-month LIBOR plus 10.38%), 12/31/21(2)(3)	25,000	1,479
CITGO Holding Inc., 2019 Term Loan B, 8.00%, (6-month LIBOR plus 7.00%), 8/1/23	347,375	332,540
Prairie ECI Acquiror LP, Term Loan B, 4.93%, (1-month LIBOR plus 4.75%), 3/11/26	118,552	108,093
		635,378
Road and Rail†
USS Ultimate Holdings, Inc., 1st Lien Term Loan, 4.75%, (3-month LIBOR plus 3.75%), 8/25/24	97,434	92,026
Software — 0.1%
SS&C Technologies Holdings Europe S.A.R.L., 2018 Term Loan B4, 1.93%, (1-month LIBOR plus 1.75%), 4/16/25	170,972	164,320
SS&C Technologies Inc., 2018 Term Loan B3, 1.93%, (1-month LIBOR plus 1.75%), 4/16/25	247,661	238,026
		402,346

Specialty Retail — 0.1%
Priso Acquisition Corporation, 2017 Term Loan B, 4.18%, (6-month LIBOR plus 3.00%), 5/8/22	20,925	20,088
Serta Simmons Bedding, LLC, 2nd Lien Term Loan, 9.02%, (3-month LIBOR plus 8.00%), 11/8/24	94,933	14,857
Staples, Inc., 7 Year Term Loan, 5.69%, (3-month LIBOR plus 5.00%), 4/16/26	272,250	236,371
		271,316
TOTAL BANK LOAN OBLIGATIONS (Cost $14,297,106)		13,224,773
CONVERTIBLE BONDS†
Banks†
Barclays Bank plc, 7.625%, 11/21/22	200,000	217,859
Oil, Gas and Consumable Fuels†
Denbury Resources, Inc., 6.375%, 12/31/24(1)(2)	218,000	25,070
Wireless Telecommunication Services†
Digicel Group Ltd., 7.00% PIK(1)(11)	56,390	6,767
TOTAL CONVERTIBLE BONDS (Cost $386,414)		249,696
COMMON STOCKS†
Auto Components†
Exide Technologies(3)	3,465	433
Chemicals†
Hexion Holdings Corp., Class B(3)	12,508	84,429
Diversified Telecommunication Services†
Colt, Class B (Acquired 5/18/16, Cost $338)(3)(6)	676	—
Electrical Equipment†
Exide Technologies (Acquired 5/14/15, Cost $—)(3)(6)	162	221
Energy Equipment and Services†
Parker Drilling Co.(3)	963	5,537
Weatherford International plc(3)	3,858	7,601
		13,138
Gas Utilities†
Southcross Holdings GP, LLC, Class A (Acquired 5/10/16, Cost $360)(6)	4	—
Machinery†
UC Holdings, Inc. (Acquired 9/21/15 - 9/30/15, Cost $103,222)(3)(6)	4,088	37,814
Oil, Gas and Consumable Fuels†
Nine Point Energy (Acquired 6/19/17 - 4/4/18, Cost $12,544)(3)(6)	1,082	2,164
Sabine Oil & Gas Holdings, Inc. (Acquired 5/30/17, Cost $579)(6)	13	851
Warren Resources, Inc. (Acquired 10/19/16, Cost $4,800)(3)(6)	960	960
		3,975
Software†
Avaya Holdings Corp.(3)	140	1,730
Transportation Infrastructure†
syncreon(3)	829	12,228
TOTAL COMMON STOCKS (Cost $834,067)		153,968
ESCROW INTERESTS(8)†
Diversified Financial Services†
Denver Parent, Escrow(3)	63,341	—
Electric Utilities†
GenOn Energy(3)	25,000	—
GenOn Energy, Inc.(3)	75,000	—
Texas Competitive Electric Holdings Co., Escrow(3)	200,000	550
		550
Energy Equipment and Services†
Hercules Offshore, Inc., Escrow(3)	3,570	9,817

Sanjel Corp.(3)	200,000	—
		9,817
Oil, Gas and Consumable Fuels†
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.(3)	500,000	5,500
Specialty Retail†
Claire's Stores, Inc., Escrow(3)	25,000	3,813
Thrifts and Mortgage Finance†
Washington Mutual Bank, Escrow(3)	250,000	3,375
TOTAL ESCROW INTERESTS (Cost $608,464)		23,055
WARRANTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp.(3)	1,215	705
Machinery†
UC Holdings, Inc.(3)	600	300
Media†
iHeartMedia, Inc.(3)	342	2,821
Paper and Forest Products†
Appvion Holdings Corp.(3)	195	1
Appvion Holdings Corp.(3)	195	1
		2
TOTAL WARRANTS (Cost $10,978)		3,828
RIGHTS†
Independent Power and Renewable Electricity Producers†
Vistra Energy Corp. (Cost $—)	3,425	3,254
TEMPORARY CASH INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $23,735,250)	23,735,250	23,735,250
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $666,882,969)		633,346,792
OTHER ASSETS AND LIABILITIES — 0.3%		1,762,913
TOTAL NET ASSETS — 100.0%		$635,109,705

NOTES TO SCHEDULE OF INVESTMENTS
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $359,747,989, which represented 56.6% of total net assets. Of these securities, 0.7% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The security's rate was paid in cash at the last payment date.
(6)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $45,610, which represented less than 0.05% of total net assets.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(9)The security's rate was paid in kind or a combination of cash and in kind at the last payment date.
(10)Maturity is in default.
(11)Perpetual maturity with no stated maturity date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, bank loan obligations and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	579,606,125	—
Preferred Stocks	46,191	16,300,652	—
Bank Loan Obligations	—	13,224,773	—
Convertible Bonds	—	249,696	—
Common Stocks	111,958	42,010	—
Escrow Interests	—	23,055	—
Warrants	3,526	302	—
Rights	—	3,254	—
Temporary Cash Investments	23,735,250	—	—
	23,896,925	609,449,867	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.